Schedule of Change in Fair Value of Derivative Liability Convertible Debt and Warrant Liability (Details) - USD ($)	3 Months Ended	9 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability beginning balance		$ 1,047,049
Issuance of derivative liability during the period	$ 383,672
Settlement of derivative liability
Change in derivative liability during the period	663,377
Derivative liability beginning balance	1,047,049
Warrant liability beginning balance		1,574
Issuance of warrant liability during the period	5,032,025
Settlement of warrant liability	(1,869,986)
Change in warrant liability during the period	(3,160,465)
Warrant liability ending balance	1,574
Derivative Financial Instruments, Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liability beginning balance		1,047,049
Issuance, during the period
Settlement of derivative liability		(1,027,674)
Change in fair value, during the period		212,254
Liability ending balance	1,047,049	231,629
Warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liability beginning balance		1,574
Issuance, during the period
Change in fair value, during the period		(1,574)
Liability ending balance	$ 1,574